Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,500,000.00
Previously Paid Amount	621.45
Total Fee Amount	621.45
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 4,500,000.00
Final Prospectus	true